Debt (Details) - Schedule of Bridge Notes and Related Party Notes - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022
2022 Bridge Notes May 2022 [Member]
Related Party Transaction [Line Items]
Maturity date of promissory notes	[1]		1 year
Interest rate			10.00%
Default interest rate			15.00%
Collateral			Unsecured
Conversion rate	[2]		2
Face amount of notes			$ 888,889
Less: unamortized debt discount			(407,555)
Add: accrued interest on promissory notes			54,567
Balance - June 30, 2023
Balance - December 31, 2022			$ 535,901
Related Party Notes May 2022 [Member]
Related Party Transaction [Line Items]
Maturity date of promissory notes	[1]		1 year
Interest rate			6.00%
Default interest rate			15.00%
Collateral			Unsecured
Conversion rate	[2]		2
Face amount of notes			$ 338,889
Less: unamortized debt discount			(155,443)
Add: accrued interest on promissory notes			11,651
Balance - June 30, 2023
Balance - December 31, 2022			$ 195,097
2023 Bridge Notes May 2023 [Member]
Related Party Transaction [Line Items]
Maturity date of promissory notes	[1]		1 year
Interest rate			10.00%
Default interest rate			15.00%
Collateral			Unsecured
Conversion rate	[2]		2
Face amount of notes
Less: unamortized debt discount
Add: accrued interest on promissory notes
Balance - June 30, 2023
Balance - December 31, 2022

[1]	earlier of 1 year from date of issuance or closing of IPO.
[2]	see discussion above for (a) and (b)